Commitments and Contingencies - Other Loss Contingencies (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 12, 2014	Apr. 30, 2013	Dec. 31, 2017 USD ($) defendant	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 27, 2017	Jul. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Long-term indemnification assets			$ 98,493	$ 97,606	$ 2,084		$ 2,084
UAM Brazil
Loss Contingencies [Line Items]
Noncontrolling interest, noncontrolling owners, ownership percent		49.00%
Brazil
Loss Contingencies [Line Items]
Estimate of possible contingency loss			55,000
Discontinued Operations, Held-for-sale
Loss Contingencies [Line Items]
Long-term indemnification assets			935	1,202
Repayment Guarantee for Loans that Financed a Portion of the Purchase Price
Loss Contingencies [Line Items]
Percentage of shares as guarantee of payment obligations	75.00%
Repayment Guarantee for Obligations Under the Purchase Agreement for the Seller Notes
Loss Contingencies [Line Items]
Percentage of shares as guarantee of payment obligations	25.00%
Pending Litigation
Loss Contingencies [Line Items]
Contingent liabilities recorded			18,000	15,000
Pending Litigation | Discontinued Operations, Held-for-sale
Loss Contingencies [Line Items]
Contingent liabilities recorded			$ 4,000	3,000
Pending Litigation | Hunan International Economics University (HIEU)
Loss Contingencies [Line Items]
Number of defendants (defendant) | defendant			5
Pending Litigation | Hunan International Economics University (HIEU) | Financial Guarantee
Loss Contingencies [Line Items]
Guarantor obligations, amount of loan			$ 29,000
Taxes, Other-Than-Income Tax
Loss Contingencies [Line Items]
Loss contingency, statues of limitations			10 years
Taxes, Other-Than-Income Tax And Indemnification Assets
Loss Contingencies [Line Items]
Increases/(decreases) to operating income for adjustments to non-income tax contingencies and indemnification assets			$ 2,586	(18,963)	$ (3,965)
Income Tax Contingencies
Loss Contingencies [Line Items]
Contingent liabilities recorded			103,189	103,471
Income Tax Contingencies | Discontinued Operations, Held-for-sale
Loss Contingencies [Line Items]
Contingent liabilities recorded			9,300	6,786
Guarantee of Indebtedness of Others | Chile
Loss Contingencies [Line Items]
Loss contingency, noncurrent			27,073	20,636
Guarantee amount, maximum potential amount of payments			527,000	479,000
Guarantee Obligations
Loss Contingencies [Line Items]
Percent of shares of company acquired in a business combination, used as a guarantee		49.00%
Other Noncurrent Liabilities | Taxes, Other-Than-Income Tax
Loss Contingencies [Line Items]
Loss contingency, noncurrent			77,258	69,088
Other Noncurrent Liabilities | Taxes, Other-Than-Income Tax | Discontinued Operations, Held-for-sale
Loss Contingencies [Line Items]
Loss contingency, noncurrent			$ 7,240	$ 7,181
Hunan Lie Ying Industry Co., Ltd | LEI Lie Ying Limited
Loss Contingencies [Line Items]
Noncontrolling interest, ownership percentage by parent						70.00%
HIEU; Hunan Lie Ying Mechanic School; Hunan Lie Ying Property Management Co., Ltd.; And Hunan International Economics University Vocational Skills Training Center | Hunan Lie Ying Industry Co., Ltd
Loss Contingencies [Line Items]
Noncontrolling interest, noncontrolling owners, ownership percent						100.00%